Property and Equipment - Schedule of Property and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Cost:
Property and equipment, gross	$ 4,302	$ 3,962
Accumulated depreciation	3,126	2,588
Property and equipment, net	1,176	1,374
Computers and peripheral equipment [Member]
Cost:
Property and equipment, gross	3,066	2,838
Leasehold improvement [Member]
Cost:
Property and equipment, gross	924	831
Office furniture and equipment [Member]
Cost:
Property and equipment, gross	150	144
Vehicles [Member]
Cost:
Property and equipment, gross	$ 162	$ 149